Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AllianzIM U.S. Equity Buffer10 Jul ETF
Prospectus [Line Items]
Annual Return [Percent]	13.56%	17.75%	20.98%	(5.55%)	9.95%
AllianzIM U.S. Equity Buffer20 Jul ETF
Prospectus [Line Items]
Annual Return [Percent]	11.39%	12.34%	16.02%	(0.90%)	4.82%
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
Prospectus [Line Items]
Annual Return [Percent]	12.52%	14.73%	17.97%	(10.03%)
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Prospectus [Line Items]
Annual Return [Percent]	11.20%
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Prospectus [Line Items]
Annual Return [Percent]	11.81%